Trade and other payables	6 Months Ended
Jun. 30, 2026
Trade and other payables.
Trade and other payables

12.Trade and other payables

	As of	As of
	December 31,	June 30,
	2025	2026
	(audited)	(unaudited)
Current
Trade payables	3,080	3,190
Other payables	1,698	1,474
VAT and other taxes payables	19	—
Security deposit received from customers	279	180
Accrued employee benefits	5,296	4,190
Accrued professional fees	2,883	1,995
Accrued expenses	172	163
	13,427	11,192

Non-current
Accrued liabilities	47	47